TAXATION	12 Months Ended
Dec. 31, 2019
TAXATION
TAXATION

6.    TAXATION

The Company and its subsidiaries file separate income tax returns.

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries in Cayman Islands are not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no Cayman Islands withholding tax is imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands(“BVI”), the Company’s subsidiary in BVI is not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no British Virgin Islands withholding tax is imposed.

People’s Republic of China

On March 16, 2007, the National People's Congress approved the Corporate Income Tax Law of the People's Republic of China (the "CIT Law") with effective on January 1, 2008. The CIT Law enacted a statutory income tax rate of 25%. In 2017, three of the major subsidiaries of the Group, Jiangxi Jinko, Zhejiang Jinko and Jinko Materials were recognized by State Administration of Taxation as a “National High and New Technology Enterprise”, entitling them to a preferential tax rate of 15%. In 2018 and 2019, Zhejiang Jinko, Jiangxi Jinko and Jiangxi Material successfully renewed the qualification and continued to enjoy the preferential tax rate of 15% for the next three years, respectively. In 2019, Yuhuan Jinko and Haining Jinko were also recognized by State Administration of Taxation as a “National High and New Technology Enterprise”, entitling them to a preferential tax rate of 15% for the next three years. In April 2018, Xinjiang Jinko obtained the beneficial tax rate registration for encouraging industries located in the western region of China, which entitles Xinjiang Jinko to enjoy the preferential tax rate of 15% in 2017 and 2018. In 2017, Xinjiang Jinko was also recognized by State Administration of Taxation as a “National High and New Technology Enterprise”, entitling it to a preferential tax rate of 15% for the next three years.

Under the CIT Law, 10% withholding income tax ("WHT") will be levied on foreign investors for dividend distributions from foreign invested enterprises' profit earned after January 1, 2008. For certain treaty jurisdictions such as Hong Kong which has signed double tax arrangement with the PRC, the applicable WHT rate could be reduced to 5% if foreign investors directly hold at least 25% shares of invested enterprises at any time throughout the 12-month period preceding the entitlement to the dividends and they are also qualified as beneficial owners to enjoy the treaty benefit. Deferred income taxes are not provided on undistributed earnings of the Company's subsidiaries that are intended to be permanently reinvested in China. Cumulative undistributed earnings of the Company's PRC subsidiaries intended to be permanently reinvested totaled RMB3,121,934,696, RMB3,250,957,069 and 3,883,577,293 as of December 31, 2017, 2018, 2019 respectively, and the amount of the unrecognized deferred tax liability, calculated based on the 5% rate, on the permanently reinvested earnings was RMB156,096,735, RMB162,547,853, and RMB194,178,865 as of December 31, 2017, 2018, 2019 respectively.

Hong Kong

The Company’s subsidiaries established in Hong Kong are subject to Hong Kong profit tax at a rate of 16.5% on its assessable profit.

Japan

Jinko Japan is incorporated in Japan and is subject to corporate income tax at 38.0%.

European Countries

Jinko Switzerland is incorporated in Switzerland and according to its current business model where it employs limited staff and generates income exclusively from trading activities conducted outside Switzerland, is subject to a combined federal, cantonal and communal tax rate of 8.5% in 2019.

Jinko GMBH is incorporated in Germany and is subject to Germany profit tax rate of approximately 33% on the assessable profit.

Jinko Italy is incorporated in Italy and is subject to corporate income tax at 27.9%.

Jinko France is incorporated in France and is subject to corporate income tax at 31%.

Jinko Portugal is incorporated in Portugal and is subject to corporate income tax at 23%.

United States

Jinko US, Jinko US holding, and Jinko Solar (U.S.) Industries are Delaware incorporated corporations that are subject to U.S. corporate income tax on taxable incomes at a rate of up to 21% for taxable years beginning after December 31, 2017 and U.S. corporate income tax on taxable incomes of up to 35% for prior tax years. The U.S. Tax Reform signed into law on December 22, 2017 significantly modified the U.S. Internal Revenue Code by, among other things, reducing the statutory U.S. federal corporate income tax rate from 35% to 21% for taxable years beginning after December 31, 2017; limiting and/or eliminating many business deductions; and migrating the U.S. to a territorial tax system.

Malaysia

The Income Tax Act 1967 of Malaysia, revised in 1971, enacted a statutory income tax rate of 24%. Nevertheless, Malaysia offers a wide range of tax incentives, including tax exemptions, capital allowances, and enhanced tax deductions, to attract foreign direct investment. Incorporated in Malaysia, Jinko Malaysia is entitled to a five year 100% tax exemption, approved in February 2017 and retrospectively effective from August 2015, under the pioneer status (PS) incentive scheme as a company engaged in producing high technology products identified by the Malaysian Investment Development Authority (MIDA).

Canada

Jinko Canada is incorporated in Canada and is subject to a federal corporate income tax of 15% and provinces and territories income tax of 11.5%.

Australia

Jinko Australia is incorporated in Australia and is subject to corporate income tax at 30%.

Brazil

Jinko Brazil is incorporated in Brazil and is subject to corporate income tax at 34%.

Mexico

Jinko Mexico is incorporated in Mexico and is subject to corporate income tax at 30%.

Composition of Income Tax Expense

Income/(loss) before income taxes for the years ended December 31, 2017, 2018 and 2019 were taxed within the following jurisdictions:

	For the year ended December 31
	2017	2018	2019
	RMB	RMB	RMB
Cayman Islands	8,709,933	57,199,049	(22,036,601)
PRC	438,904,245	532,128,623	498,042,536
Other countries	(298,739,141)	(181,952,469)	775,180,276
Income before income taxes	148,875,037	407,375,203	1,251,186,211

For the year ended December 31, 2019, the loss attributed to Cayman Islands was mainly due to the fair value loss from convertible senior notes and call options. Increase in the income before taxes of other countries was mainly attributable to the higher profit generated by the Group's subsidiaries in U.S.

The current and deferred positions of income tax expense included in the consolidated statement of operations for the years ended December 31, 2017, 2018 and 2019 are as follows:

	For the year ended December 31
	2017	2018	2019
Current income tax (expenses)/benefits	RMB	RMB	RMB
PRC	(39,138,531)	(37,136,613)	(25,562,374)
Other countries	27,002,786	(74,198,842)	39,207,147
Total current income tax expenses	(12,135,745)	(111,335,455)	13,644,773
Deferred tax (expenses)/benefits	7,507,742	106,925,932	(291,623,774)
Income tax expenses, net	(4,628,003)	(4,409,523)	(277,979,001)

Reconciliation of the differences between statutory tax rate and the effective tax rate

Reconciliation between the statutory CIT rate and the Company’s effective tax rate from continuing operations is as follows:

	For the year ended December 31
	2017	2018	2019
	%	%	%
Statutory CIT rate	25.0	25.0	25.0
Effect of permanent differences:
—Share-based compensation expenses	6.6	1.1	0.1
—Change in fair value of convertible senior notes and call options	0.0	0.0	0.6
—Accrued payroll and welfare expenses	13.4	4.2	0.5
—Change of enacted tax rate	(12.1)	(3.2)	0.7
—Other tax preferences	(42.3)	(19.5)	(7.0)
Difference in tax rate of subsidiaries outside the PRC	7.5	0.6	4.5
Effect of tax holiday for subsidiaries	(8.8)	(14.0)	(4.6)
Change in valuation allowance	13.8	6.9	2.4
Effective tax rate	3.1	1.1	22.2

Other tax preferences in 2017 were mainly due to the reversal of income tax expense amounting of RMB17.3 million of one of the Company’s overseas subsidiaries upon receiving a tax exemption for a five-year period starting from August 2015 to July 2020 in the first quarter of 2017, as well as the additional 2016 income tax deduction amounting of RMB41.8 million for R&D costs approved by local tax bureau in the second quarter of 2017. Other tax preferences in 2018 and 2019 was mainly due to the additional income tax deduction amounting of RMB59.3 million and RMB88.0 million for R&D costs approved by local tax bureau in the second quarter of 2018 and 2019, respectively.

Increase in the difference in tax rate of subsidiaries outside the PRC was mainly attributable to the Group's subsidiaries in U.S. subject to higher income tax rate generated higher profits in the year of 2019.

The aggregate amount and per share effect of reduction of CIT for certain PRC subsidiaries as a result of tax holidays are as follows:

	For the year ended December 31
	2017	2018	2019
	RMB	RMB	RMB
The aggregate amount of effect	36,268,723	57,284,294	57,373,029
Per share effect—basic	0.28	0.37	0.34
Per share effect—diluted *	0.27	0.37	0.34

*Due to the dilutive impact of call option in 2019, potential shares underlying the call option arrangement were removed from weighted average number of ordinary shares outstanding since its issuance date for the dilutive denominator (Note 21). Therefore, the Company used the basic denominator for both of the basic and diluted effect to calculate above per share effect of tax holidays in 2019.

Significant components of deferred tax assets/liability

	As of December 31
	2018	2019
	RMB	RMB
Net operating losses	315,472,145	367,045,173
Accrued warranty costs	137,737,283	171,396,603
Provision for inventories, accounts receivable, other receivable	46,850,223	56,512,918
Timing difference for revenue recognition of retainage contract	9,486,524	8,337,383
Other temporary differences	63,601,889	49,723,467
Impairment for property, plant and equipment	5,667,933	18,310,891
Total deferred tax assets	578,815,997	671,326,435
Less: Valuation allowance	(114,620,700)	(144,316,817)
Less: Deferred tax liabilities in the same tax jurisdiction	(126,125,973)	(255,723,355)
Deferred tax assets	338,069,324	271,286,263

Timing difference for project assets, property, plant and equipment	(126,125,973)	(349,000,757)
Timing difference for refund of countervailing duties	—	(119,355,270)
Other temporary differences	(25,893,228)	(38,101,269)
Total deferred tax liabilities	(152,019,201)	(506,457,296)
Less: Deferred tax assets in the same tax jurisdiction	126,125,973	255,723,355
Deferred tax liabilities	(25,893,228)	(250,733,941)

The Group’s U.S. subsidiary is entitled to obtain refund of countervailing duties pursuant to the final results of administrative reviews announced by the United States Department of Commerce in 2018 and 2019 (note 16). Due to the delay of refund liquidation, based on communication with its local tax authority in 2019, related income of the refund will not subject to income taxes until liquidation, therefore, income tax payables with the amount of RMB57,216,307 as at December 31, 2018 was reclassified to deferred tax liabilities as of December 31, 2019, and related current income taxes with the amount of RMB57,216,307 were also reclassified to deferred tax expenses in the year of 2019.

Movement of valuation allowance

	For the year ended December 31
	2017	2018	2019
	RMB	RMB	RMB
At beginning of year	(66,223,501)	(86,443,363)	(114,620,700)
Current year additions	(42,043,420)	(29,565,816)	(62,415,889)
Utilization and reversal of valuation allowances	21,823,558	1,388,479	32,719,772
At end of year	(86,443,363)	(114,620,700)	(144,316,817)

Valuation allowances were determined by assessing both positive and negative evidence and have been provided on the net deferred tax asset due to the uncertainty surrounding its realization. As of December 31, 2018 and 2019, valuation allowances of RMB114,620,700 and RMB144,316,817 were provided against deferred tax assets because it was more likely than not that such portion of deferred tax will not be realized based on the Group’s estimate of future taxable incomes of all its subsidiaries. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will result in a non-cash income statement benefit when those events occur. Due to the strong financial performance and profitable condition of certain subsidiaries, the Company has determined that the future taxable income of those subsidiaries is sufficient to realize the benefits of such deferred tax assets. As a result, the Company reversed the valuation allowance of RMB21.8 million, RMB1.4 million and RMB32.7 million in 2017, 2018 and 2019.